10 Inventories (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories Abstract
At the beginning of the year	R$ (61)	R$ (34)	R$ (37)
Additions	(13)	(5)
Discontinued operations	28
Foreign currency translation adjustment	(5)
Business combinations		(22)
Write-offs			3
At the end of the year	R$ (51)	R$ (61)	R$ (34)